Schedule of Investments (unaudited) October 31, 2022	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Guam — 0.2%

Utilities — 0.2%
Guam Government Waterworks Authority, RB, Series A, 5.00%, 01/01/50	$630	$594,263

New York — 149.2%

Corporate — 4.8%
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	13,585	14,008,961
New York State Environmental Facilities Corp., RB, AMT, 2.75%, 09/01/50(a)	1,160	1,090,314
New York Transportation Development Corp., RB, AMT, 5.00%, 10/01/35	1,895	1,835,508
New York Transportation Development Corp., Refunding ARB
AMT, 2.25%, 08/01/26	1,785	1,640,754
AMT, 3.00%, 08/01/31	1,755	1,546,415

		20,121,952

County/City/Special District/School District — 31.1%
City of New York, GO
Series A-1, 4.00%, 09/01/46	2,695	2,279,736
Series B, 5.25%, 10/01/47	5,395	5,642,118
Series D-1, 5.50%, 05/01/46	1,360	1,445,809
Series F-1, 4.00%, 03/01/47	2,730	2,353,719
Sub-Series A-1, 5.00%, 08/01/33	2,100	2,125,410
Sub-Series D-1, 5.00%, 08/01/31	1,300	1,315,843
City of New York, Refunding GO
Series E, 5.50%, 08/01/25	2,685	2,728,768
Series E, 5.00%, 08/01/32	2,040	2,064,753
City of Yonkers New York, GO
Series B, (AGM, SAW), 4.00%, 02/15/38	355	323,905
Series B, (AGM), 3.00%, 02/15/39	325	254,797
County of Nassau New York, GO
Series A, 5.00%, 01/15/31	1,770	1,869,635
Series A, 4.25%, 04/01/52	5,000	4,172,840
Series B, (AGM), 5.00%, 07/01/45	2,185	2,226,994
County of Nassau New York, Refunding GO, Series A, (AGM), 4.00%, 04/01/50	4,575	3,837,867
Erie County Industrial Development Agency, Refunding RB
Series A, (SAW), 5.00%, 05/01/28	750	785,226
Series A, (SAW), 5.00%, 05/01/29	4,060	4,248,136
Hudson Yards Infrastructure Corp., Refunding RB
Series 2022, 4.00%, 02/15/40	1,800	1,601,816
Series A, 5.00%, 02/15/39	7,025	7,159,346
Series A, (AGM), 4.00%, 02/15/47	2,760	2,330,875
Ithaca City School District, Refunding GO
(BAM, SAW), 2.00%, 06/15/33	450	364,618
(BAM, SAW), 2.00%, 06/15/34	880	690,181
Mahopac Central School District, Refunding GO, (SAW), 2.00%, 06/01/32	685	576,962
New York City Industrial Development Agency, RB(b)
(AGC), 0.00%, 03/01/39	5,000	2,134,405
(AGC), 0.00%, 03/01/43	4,330	1,415,525
New York City Industrial Development Agency, Refunding RB
3.00%, 03/01/49	2,215	1,399,517

Security	Par (000)	Value

County/City/Special District/School District (continued)
New York City Industrial Development Agency, Refunding RB (continued)
Series A, AMT, 5.00%, 07/01/28	$930	$926,237
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, 5.00%, 11/01/38	1,000	1,006,289
Series B-1, 5.00%, 08/01/45	4,425	4,469,843
Series F-1, 5.00%, 05/01/38(c)	4,120	4,215,930
Sub-Series A-1, 5.00%, 08/01/40	1,025	1,047,948
Sub-Series A-3, 4.00%, 08/01/43	3,320	2,909,814
Sub-Series B-1, 5.00%, 11/01/35	2,510	2,542,264
Sub-Series B-1, 5.00%, 11/01/36	1,690	1,709,033
Sub-Series B-1, 5.00%, 11/01/38	4,000	4,062,496
Sub-Series E-1, 5.00%, 02/01/43	3,725	3,778,960
Series A-2, Subordinate, 5.00%, 08/01/39	4,105	4,195,335
Series C, Subordinate, 4.00%, 05/01/45	2,725	2,353,223
Series F-1, Subordinate, 5.00%, 02/01/47	430	437,657
New York Convention Center Development Corp., RB, CAB(b)
Series B, Sub Lien, 0.00%, 11/15/32	685	405,279
Series B, Sub Lien, 0.00%, 11/15/42	2,640	784,700
Series B, Sub Lien, 0.00%, 11/15/47	6,740	1,420,765
Series B, Sub Lien, 0.00%, 11/15/48	3,550	775,185
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/56	7,825	936,379
New York Convention Center Development Corp., Refunding RB
5.00%, 11/15/40	7,370	7,406,555
5.00%, 11/15/45	13,995	13,635,552
New York Liberty Development Corp., Refunding RB
Series 1, 5.00%, 11/15/44(d)	6,110	5,347,405
Series A, 2.88%, 11/15/46	4,805	3,014,619
New York State Dormitory Authority, RB, Series A, 5.00%, 02/15/23(e)	3,500	3,518,561
South Glens Falls Central School District, Refunding GO
Series A, (SAW), 2.00%, 07/15/34	1,400	1,100,156
Series A, (SAW), 2.00%, 07/15/35	830	631,620
Trust for Cultural Resources of The City of New York, Refunding RB, Series A, 5.00%, 08/01/23(e)	750	759,920

		128,740,526

Education — 14.8%
Albany Capital Resource Corp., Refunding RB
4.00%, 07/01/41	880	624,958
4.00%, 07/01/51	915	575,692
Series A, 5.00%, 12/01/31	250	251,878
Series A, 5.00%, 12/01/32	100	100,594
Series A, 4.00%, 12/01/34	110	98,675
Build NYC Resource Corp., RB, Series A, 4.00%, 06/15/56	530	366,668
Build NYC Resource Corp., Refunding RB
4.00%, 08/01/42	975	822,297
Series A, 5.00%, 06/01/43	525	529,932
Dutchess County Local Development Corp., RB
5.00%, 07/01/43	685	689,545
5.00%, 07/01/48	1,030	993,114
5.00%, 07/01/52	1,635	1,584,230

1

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Dutchess County Local Development Corp., Refunding RB
5.00%, 07/01/42	$1,180	$1,205,785
4.00%, 07/01/46	2,235	1,897,204
Hempstead Town Local Development Corp., Refunding RB, 5.00%, 07/01/47	1,645	1,595,421
Madison County Capital Resource Corp., RB
Series B, 5.00%, 07/01/40	815	827,281
Series B, 5.00%, 07/01/43	2,940	2,976,077
Monroe County Industrial Development Corp., Refunding RB
Series A, 5.00%, 07/01/23(e)	1,440	1,457,096
Series A, 4.00%, 07/01/39	500	455,344
Series A, 4.00%, 07/01/50	10,490	8,742,901
New York State Dormitory Authority, RB 1st Series, (AMBAC), 5.50%, 07/01/40	4,580	5,086,832
Series A, 5.00%, 07/01/46	300	299,204
Series A, 5.00%, 07/01/51	710	700,785
New York State Dormitory Authority, Refunding RB
5.00%, 07/01/44	2,130	2,140,803
Series A, 5.25%, 07/01/23(e)	12,930	13,104,556
Series A, 5.00%, 07/01/35	1,380	1,386,620
Series A, 4.00%, 07/01/37	240	212,677
Series A, 5.00%, 07/01/37	2,240	2,250,781
Series A, 5.00%, 07/01/38	1,475	1,509,006
Series A, 5.00%, 07/01/43	2,520	2,524,090
Troy Capital Resource Corp., Refunding RB
4.00%, 09/01/30	230	225,702
4.00%, 09/01/31	130	123,649
4.00%, 09/01/32	190	178,361
4.00%, 09/01/33	55	50,828
4.00%, 09/01/34	85	77,338
4.00%, 09/01/35	100	89,729
5.00%, 09/01/35	550	559,666
4.00%, 09/01/36	155	137,329
4.00%, 09/01/40	985	842,952
Trust for Cultural Resources of The City of New York, Refunding RB
Series A, 5.00%, 07/01/37	2,265	2,292,742
Series A, 5.00%, 07/01/41	825	830,876
Yonkers Economic Development Corp., Refunding RB
Series A, 5.00%, 10/15/40	380	325,887
Series A, 5.00%, 10/15/50	645	513,214

		61,258,319

Health — 7.7%
Build NYC Resource Corp., RB
Class A, 5.25%, 07/01/37	1,495	1,310,899
Class A, 5.50%, 07/01/47	920	775,901
Dutchess County Local Development Corp., Refunding RB
Series B, 4.00%, 07/01/37	340	293,648
Series B, 4.00%, 07/01/38	200	170,642
Genesee County Funding Corp., Refunding RB, Series A, 5.25%, 12/01/52	905	821,649
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	285	217,410
Monroe County Industrial Development Corp., RB
4.00%, 12/01/41	855	706,441
5.00%, 12/01/46	1,280	1,216,191
Series A, 5.00%, 12/01/32	830	830,071
Series A, 5.00%, 12/01/37	350	334,639

Security	Par (000)	Value

Health (continued)
Monroe County Industrial Development Corp., Refunding RB
4.00%, 12/01/38	$1,450	$1,201,335
4.00%, 12/01/39	525	429,856
3.00%, 12/01/40	1,270	796,541
4.00%, 12/01/46	3,805	2,905,342
New York State Dormitory Authority, RB
Series C, 4.25%, 05/01/39	1,000	900,943
Series D, 4.25%, 05/01/39	300	270,283
New York State Dormitory Authority, Refunding RB
4.25%, 05/01/52	4,355	3,608,409
5.00%, 05/01/52	4,650	4,428,967
1st Series, 5.00%, 07/01/42	2,625	2,626,806
Series A, 5.00%, 05/01/32	3,525	3,599,138
Catholic Health Services, 4.00%, 07/01/45	815	542,984
Oneida County Local Development Corp., Refunding RB, (AGM), 3.00%, 12/01/44	3,070	2,072,876
Suffolk County Economic Development Corp., RB, Series C, Catholic Health Services, 5.00%, 07/01/32 ..	625	631,629
Westchester County Local Development Corp., Refunding RB(d)
5.00%, 07/01/41	610	495,545
5.00%, 07/01/46	750	582,961

		31,771,106

Housing — 11.6%
New York City Housing Development Corp., RB, M/F Housing
4.00%, 11/01/43	790	657,425
Series A, (HUD SECT 8), 2.70%, 08/01/45	275	175,562
Series A, 2.90%, 11/01/50	900	592,242
Series B-1, 5.00%, 07/01/23(e)	1,675	1,694,876
Series B-1, 5.25%, 07/01/23(e)	6,865	6,957,629
Series C-1, 4.00%, 11/01/53	2,525	1,915,003
Series D-1-B, 4.20%, 11/01/40	550	484,824
Series E-1, (SONYMA HUD SECT 8), 4.20%, 11/01/42	1,080	937,353
Series F-1, (FHA), 2.60%, 11/01/56	5,455	3,194,726
Series G-1, 3.90%, 05/01/45	550	445,205
Series H, 2.55%, 11/01/45	1,265	778,805
Series H, 2.60%, 11/01/50	2,175	1,329,216
Series I-1, (FHA), 2.55%, 11/01/45	3,820	2,483,325
Series I-1-A, 3.95%, 11/01/36	550	491,456
Series I-1-A, 4.05%, 11/01/41	550	478,482
New York City Housing Development Corp., Refunding RB, Series F-1-A, 3.30%, 11/01/46	560	420,379
New York City Housing Development Corp., Refunding RB, M/F Housing
3.85%, 05/01/58	2,084	1,511,359
Series B-1-A, 3.65%, 11/01/49	1,125	820,269
Series B-1-A, 3.75%, 11/01/54	1,615	1,165,594
New York State Housing Finance Agency, RB, M/F Housing
Series B, (FHLMC SONYMA, FNMA, GNMA), 4.00%, 11/01/42	1,045	891,102
Series D, (SONYMA), 3.80%, 11/01/49	2,050	1,549,470
Series E, (SONYMA), 3.80%, 11/01/49	1,130	854,098
Series H, 4.15%, 11/01/43	1,650	1,404,117
Series H, 4.20%, 11/01/48	1,095	898,511
Series I, 4.05%, 11/01/48	1,210	980,432
Series J-1, (SONYMA HUD SECT 8), 3.00%, 11/01/61	825	479,959

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing (continued)
New York State Housing Finance Agency, RB, M/F Housing (continued)
Series J-1, (SONYMA HUD SECT 8), 3.10%, 05/01/66	$1,090	$635,288
Series M-1, (FHA), 2.65%, 11/01/54	765	434,811
Series P, 3.15%, 11/01/54	1,315	841,298
Series A, AMT, 4.65%, 11/15/38	1,500	1,401,081
State of New York Mortgage Agency, RB, S/F Housing
Series 225, 2.45%, 10/01/45	500	305,629
Series 239, (SONYMA), 2.70%, 10/01/47	1,630	1,105,117
State of New York Mortgage Agency, Refunding RB
Series 218, AMT, 3.60%, 04/01/33	1,040	907,187
Series 218, AMT, 3.85%, 04/01/38	125	107,940
State of New York Mortgage Agency, Refunding RB, S/F Housing
Series 190, 3.80%, 10/01/40	1,680	1,361,537
Series 231, 2.50%, 10/01/46	3,555	2,325,187
Series 194, AMT, 3.80%, 04/01/28	2,485	2,375,697
Yonkers Industrial Development Agency, RB, AMT, (SONYMA), 5.25%, 04/01/37	2,445	2,444,963

		47,837,154

State — 14.0%
County of Suffolk New York, Refunding GO, Series A, Catholic Health Services, (BAM), 2.00%, 06/15/34	3,900	2,952,893
New York City Transitional Finance Authority Building Aid Revenue, RB
Series S1-B, (SAW), 3.00%, 07/15/49	2,750	1,872,244
Series S-3, Subordinate, (SAW), 5.25%, 07/15/36	1,910	1,997,297
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB
Series S-1, Subordinate, (SAW), 4.00%, 07/15/35	1,130	1,061,985
Series S-3, Subordinate, (SAW), 4.00%, 07/15/38	6,070	5,435,296
New York Liberty Development Corp., Refunding RB, Series A, 2.75%, 11/15/41	3,300	2,204,595
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/32	2,000	2,115,174
Series A, 5.00%, 03/15/38	3,970	4,093,900
Series A, 5.00%, 03/15/39	1,610	1,656,701
Series A, 5.00%, 03/15/40	4,580	4,669,498
Series A, 5.00%, 03/15/44	2,750	2,791,698
Series B, 5.00%, 03/15/39	2,280	2,333,749
Series C, 4.00%, 03/15/45	3,900	3,361,972
New York State Dormitory Authority, Refunding RB
Series B, 5.00%, 02/15/37	2,130	2,193,702
Series B, 5.00%, 02/15/43	1,325	1,342,906
Series B, 4.00%, 02/15/46	2,835	2,453,718
New York State Thruway Authority, Refunding RB, Series A-1, 3.00%, 03/15/48	2,750	1,884,792
New York State Urban Development Corp. Refunding RB, Series A, 5.00%, 03/15/45(c)	1,000	1,005,925
New York State Urban Development Corp., RB
Series A, 4.00%, 03/15/45	6,110	5,329,515
Series C, 5.00%, 03/15/32	2,000	2,011,064

Security	Par (000)	Value

State (continued)
New York State Urban Development Corp., Refunding RB, 4.00%, 03/15/46	$5,500	$4,661,079
Town of Oyster Bay New York, Refunding GO, Series A, (AGM), 2.00%, 03/01/35	465	357,867

		57,787,570

Tobacco — 3.1%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB
4.75%, 06/01/39	2,190	2,039,370
5.00%, 06/01/48	820	747,346
New York Counties Tobacco Trust VI, Refunding RB
Series A-2-B, 5.00%, 06/01/45	2,460	2,106,564
Series A-2-B, 5.00%, 06/01/51	800	668,454
Series B, 5.00%, 06/01/41	655	640,022
Niagara Tobacco Asset Securitization Corp., Refunding RB
5.25%, 05/15/34	1,650	1,625,262
5.25%, 05/15/40	2,250	2,171,927
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/35	310	304,206
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	2,540	2,407,877

		12,711,028

Transportation — 40.3%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	2,795	2,814,884
Metropolitan Transportation Authority, RB
5.00%, 11/15/31	705	705,343
Series A, 5.00%, 05/15/23(e)	1,000	1,009,758
Series A, 5.00%, 11/15/42	3,500	3,547,855
Series A-1, 5.25%, 11/15/23(e)	5,405	5,515,471
Series A-1, 4.00%, 11/15/45	1,125	890,330
Series E, 5.00%, 11/15/38	7,785	7,471,233
Series H, 5.00%, 11/15/22(e)	985	985,645
Metropolitan Transportation Authority, Refunding RB
Series A, 5.00%, 11/15/41	4,000	4,001,948
Series A, (AGM), 4.00%, 11/15/46	1,035	846,343
Series C-1, 4.75%, 11/15/45	1,795	1,585,868
Series C-1, 5.00%, 11/15/56	2,350	2,119,239
Sub-Series B-1, 5.00%, 11/15/31	3,465	3,523,157
Sub-Series B-1, 5.00%, 11/15/51	2,815	2,829,072
Sub-Series B-2, 4.00%, 11/15/34	3,000	2,854,389
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,655	5,401,136
New York Liberty Development Corp., Refunding RB
Series 1, 2.25%, 02/15/41	5,700	3,741,332
Series 1, 2.75%, 02/15/44	3,405	2,263,828
Series A, 3.00%, 11/15/51	1,895	1,176,988
New York State Thruway Authority, RB
Series N, 5.00%, 01/01/35	550	575,168
Series N, 4.00%, 01/01/43	6,420	5,517,714
Series A, Junior Lien, 5.00%, 01/01/36	1,715	1,737,609
New York State Thruway Authority, Refunding RB
Series J, 5.00%, 01/01/41	6,275	6,294,647
Series K, 5.00%, 01/01/29	2,225	2,297,895
Series K, 5.00%, 01/01/31	1,500	1,546,445
Series L, 5.00%, 01/01/34	840	873,710
Series L, 5.00%, 01/01/35	970	1,004,394

3

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
New York State Thruway Authority, Refunding RB (continued)
Series O, 4.00%, 01/01/39	$3,300	$2,946,504
Series B, Subordinate, 4.00%, 01/01/45	5,945	4,946,299
Series B, Subordinate, 1.00%, 01/01/53	985	784,539
Series B, Subordinate, 3.00%, 01/01/53	250	160,115
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/35	1,595	1,512,940
AMT, 5.00%, 12/01/39	950	878,115
Series A, AMT, 5.00%, 07/01/41	2,155	1,985,259
Series A, AMT, 5.00%, 07/01/46	1,735	1,574,233
Series A, AMT, 5.25%, 01/01/50	10,730	9,879,658
New York Transportation Development Corp., RB, AMT, 4.00%, 04/30/53	1,840	1,347,655
New York Transportation Development Corp., Refunding RB
Series A, AMT, 4.00%, 12/01/41	275	213,547
Series A, AMT, 4.00%, 12/01/42	275	210,836
Niagara Frontier Transportation Authority, Refunding ARB
AMT, 5.00%, 04/01/34	125	125,143
AMT, 5.00%, 04/01/35	110	109,895
AMT, 5.00%, 04/01/36	120	119,635
AMT, 5.00%, 04/01/37	140	139,106
AMT, 5.00%, 04/01/38	70	69,436
AMT, 5.00%, 04/01/39	95	94,236
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/55	8,850	7,082,372
Port Authority of New York & New Jersey, Refunding ARB
Consolidated, 183th Series, 4.00%, 06/15/44	1,500	1,309,707
Series 179, 5.00%, 12/01/38	1,390	1,397,787
178th Series, AMT, 5.00%, 12/01/43	750	750,653
195th Series, AMT, 5.00%, 04/01/36	1,500	1,509,446
Consolidated, 177th Series, AMT, 4.00%, 01/15/43	735	625,962
Consolidated, 186th Series, AMT, 5.00%, 10/15/44	1,000	1,001,019
Series 178th, AMT, 5.00%, 12/01/33	1,140	1,143,382
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/45	510	517,955
Series B, 5.00%, 11/15/40	1,010	1,023,488
Series B, 5.00%, 11/15/45	1,500	1,511,619
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/38	1,000	1,000,367
Series A, 5.25%, 11/15/45	1,460	1,484,734
Series A, 5.00%, 11/15/46	15,000	15,083,025
Series A, 5.00%, 11/15/50	4,500	4,518,873
Series A, 4.00%, 05/15/51	1,365	1,122,111
Series A, 5.00%, 05/15/57	1,360	1,368,244
Series A-1, 5.00%, 05/15/51	1,290	1,309,912
Series C, 5.00%, 11/15/37	1,050	1,083,455
Series C, 4.13%, 05/15/52	9,900	8,372,796
Series C-2, 5.00%, 11/15/42(c)	6,670	6,810,737
Triborough Bridge & Tunnel Authority, Refunding RB, CAB, Series B, 0.00%, 11/15/32(b)	9,700	6,263,717

		166,519,913

Utilities — 21.8%
Long Island Power Authority Refunding, RB, Series A, 5.00%, 09/01/42	1,370	1,378,342

Security	Par (000)	Value

Utilities (continued)
Long Island Power Authority, RB
5.00%, 09/01/35	$2,000	$2,054,730
5.00%, 09/01/36	975	992,995
5.00%, 09/01/37	3,825	3,906,668
5.00%, 09/01/42	335	335,985
5.00%, 09/01/47	1,625	1,630,140
Long Island Power Authority, Refunding RB, Series B, 5.00%, 09/01/41	930	936,852
New York City Municipal Water Finance Authority, RB
Series BB-1, 3.00%, 06/15/50	2,730	1,854,164
Series CC-1, 4.00%, 06/15/52	6,600	5,520,900
Series DD, 5.25%, 06/15/47	4,140	4,227,544
Series DD-1, 4.00%, 06/15/49	1,365	1,158,006
Series DD-1, 3.00%, 06/15/50	970	658,806
New York City Municipal Water Finance Authority, Refunding RB
Series EE, 5.00%, 06/15/40	5,170	5,305,433
Series HH, 5.00%, 06/15/39	3,000	3,042,084
Sub-Series AA-1, 3.00%, 06/15/50	1,700	1,154,608
New York Power Authority, RB, (AGM), 4.00%, 11/15/47	2,720	2,342,559
New York Power Authority, Refunding RB
Series A, 4.00%, 11/15/50	4,375	3,742,056
Series A, 4.00%, 11/15/60(c)	10,705	8,843,593
New York State Environmental Facilities Corp., RB
5.00%, 08/15/41	1,370	1,405,849
Series B, 5.00%, 03/15/45	5,145	5,211,324
Series B, Subordinate, 5.00%, 06/15/48	1,345	1,377,725
New York State Environmental Facilities Corp., Refunding RB
4.00%, 06/15/47	2,120	1,839,702
Series A, 5.00%, 06/15/40	4,275	4,362,214
Series A, 5.00%, 06/15/45	18,920	19,182,969
Suffolk County Water Authority, RB, Series B, 3.00%, 06/01/45	5,500	4,001,618
Utility Debt Securitization Authority, Refunding RB, Series A, Restructured, 5.00%, 12/15/35	3,500	3,634,169

		90,101,035

Total Municipal Bonds in New York		616,848,603

Puerto Rico — 4.8%

State — 4.8%

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	724	605,655
Series A-1, Restructured, 5.00%, 07/01/58	1,042	891,453
Series A-2, Restructured, 4.78%, 07/01/58	123	101,998
Series A-2, Restructured, 4.33%, 07/01/40	1,378	1,169,274
Series B-1, Restructured, 4.75%, 07/01/53	746	620,943
Series B-1, Restructured, 5.00%, 07/01/58	9,024	7,730,121
Series B-2, Restructured, 4.33%, 07/01/40	7,120	5,991,572
Series B-2, Restructured, 4.78%, 07/01/58	722	595,579
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(b)	10,409	2,258,982

Total Municipal Bonds in Puerto Rico		19,965,577

Total Municipal Bonds — 154.2%
(Cost: $706,257,956)		637,408,443

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

New York — 7.8%

County/City/Special District/School District — 0.9%
City of New York, Refunding GO, Sub-Series 1-I, 5.00%, 03/01/36	$3,500	$3,548,937

Education — 0.5%
Trust for Cultural Resources of The City of New York, Refunding RB, Series A, 5.00%, 08/01/33	1,981	2,007,441

Housing — 1.4%
New York City Housing Development Corp., Refunding RB, Series A, 4.25%, 11/01/43	4,280	3,730,866
New York State Housing Finance Agency, Refunding RB, Series C, 3.85%, 11/01/39	2,413	2,041,111

		5,771,977

State — 0.9%
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/40(g)	3,549	3,644,811

Transportation — 3.1%
Port Authority of New York & New Jersey, Refunding ARB
194th Series, 5.25%, 10/15/55	3,900	3,952,398
Consolidated, Series 211, 5.00%, 09/01/48	4,760	4,830,260
Series 231, AMT, 5.50%, 08/01/47(g)	3,807	4,026,964

		12,809,622

Utilities — 1.0%
New York City Municipal Water Finance Authority, Refunding RB, 5.00%, 06/15/38(g)	1,391	1,428,654
Utility Debt Securitization Authority, Refunding RB, Restructured, Series B, 4.00%, 12/15/35	2,980	2,946,007

		4,374,661

Total Municipal Bonds in New York		32,157,449

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 7.8% (Cost: $34,256,002)		32,157,449

Total Long-Term Investments — 162.0% (Cost: $740,513,958)		669,565,892

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.1%
BlackRock Liquidity Funds New York Money Fund Portfolio, 1.76%(h)(i)	8,769,748	$8,769,748

Total Short-Term Securities — 2.1% (Cost: $8,769,748)		8,769,748

Total Investments — 164.1% (Cost: $749,283,706)		678,335,640

Other Assets Less Liabilities — 0.4%		1,485,181

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.6)%		(18,959,131)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (59.9)%		(247,463,107)

Net Assets Applicable to Common Shares — 100.0%		$413,398,583

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Zero-coupon bond.
(c)	When-issued security.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between June 15, 2025 to February 1, 2030, is $5,832,055.

(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds New York Money Fund Portfolio	$—	$8,769,748	(a)	$—	$—	$—	$8,769,748	8,769,748	$26,593	$—

(a)	Represents net amount purchased (sold).

5

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	141	12/20/22	$15,607	$416,288
U.S. Long Bond	249	12/20/22	30,098	1,417,200
5-Year U.S. Treasury Note	138	12/30/22	14,716	334,145

				$2,167,633

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$637,408,443	$—	$637,408,443
Municipal Bonds Transferred to Tender Option Bond Trusts	—	32,157,449	—	32,157,449
Short-Term Securities
Money Market Funds	8,769,748	—	—	8,769,748

	$8,769,748	$669,565,892	$—	$678,335,640

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$2,167,633	$—	$—	$2,167,633

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(18,886,575)	$—	$(18,886,575)
VRDP Shares at Liquidation Value	—	(247,700,000)	—	(247,700,000)

	$—	$(266,586,575)	$—	$(266,586,575)

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

HUD SECT 8	U.S. Department of Housing and Urban Development Section 8

M/F	Multi-Family

MTA	Month Treasury Average

RB	Revenue Bond

S/F	Single-Family

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

7